Debt - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				6 Months Ended
	Jun. 30, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Apr. 30, 2021 CNY (¥)
Short Term And Long Term Debt [Line Items]
Long term debt weighted average interest rate at a point in time	5.12%				5.12%			5.12%	5.18%
Short-term debt	¥ 95,705				¥ 95,705			$ 13,198	¥ 65,434
Repayments of short-term debt					¥ 72,940	$ 10,059	¥ 382,500
Xiamen International Bank
Short Term And Long Term Debt [Line Items]
Debt instrument face value									¥ 20,000
Short term debt fixed rate of interest									6.00%
Proceeds from short term bank borrowings	5,000			¥ 20,000
Bank of Beijing
Short Term And Long Term Debt [Line Items]
Debt instrument face value				¥ 10,000
Short term debt fixed rate of interest				4.02%					4.02%
Proceeds from short term bank borrowings	7,000		¥ 3,000
Industrial Bank
Short Term And Long Term Debt [Line Items]
Short term debt fixed rate of interest									3.80%
Line of credit facility maximum borrowing capacity		¥ 5,000
Line of credit facility interest rate during period		3.80%
Proceeds from lines of credit	¥ 5,000
East West Bank
Short Term And Long Term Debt [Line Items]
Debt instrument face value										¥ 65,000
Short term debt fixed rate of interest									5.00%	5.00%